Net Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Basic:
Net loss from continuing operations	(43,577)	(515,848)	(336,558)
Less: Net loss attributable to the noncontrolling interests	-	(224,476)	(172,676)
Net loss attributable to owners of the Company from continuing operations	(43,577)	(291,372)	(163,882)
Less: Distributed earnings to New Dragon (Note 18)	-	826	2,141
Net loss attributable to ordinary shares of the Company from continuing operations	(43,577)	(292,198)	(166,023)
Net gain (loss) from discontinued operations	-	3,777	(122,344)
Less: Net income (loss) attributable to the noncontrolling interests	-	2,075	(90,263)
Net income (loss) attributable to ordinary shares of the Company from discontinued operations	-	1,702	(32,081)
Net loss attributable to ordinary shares of the Company	(43,577)	(290,496)	(198,104)
Weighted average number of ordinary shares outstanding	1,005,244	2,586,237	7,609,798
Basic net loss per class A ordinary share from continuing operations	(43.350)	(112.982)	(21.817)
Basic net loss per class A ordinary share from discontinued operations	-	0.658	(4.216)
Basic net loss per class A ordinary share	(43.350)	(112.324)	(26.033)
	Year Ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Diluted:
Net loss from continuing operations	(43,577)	(515,848)	(336,558)
Less: Net loss attributable to the noncontrolling interests	-	(224,476)	(172,676)
Net loss attributable to owners of the Company from continuing operations	(43,577)	(291,372)	(163,882)
Less: Distributed earnings to New Dragon (Note 18)	-	826	2,141
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIFU	-	3,164	(3,164)
Net loss attributable to ordinary shares of the Company from continuing operations	(43,577)	(295,362)	(162,859)
Net loss from discontinued operations	-	3,777	(122,344)
Less: Net income attributable to the noncontrolling interests	-	2,075	(90,263)
Net loss attributable to ordinary shares of the Company from discontinued operations	-	1,702	(32,081)
Net loss attributable to ordinary shares of the Company	(43,577)	(293,660)	(194,940)
Weighted average number of ordinary shares outstanding	1,005,244	2,586,237	7,609,798
Weighted average number of dilutive potential ordinary shares from share options and restricted share units	-	-	-
Total	1,005,244	2,586,237	7,609,798
Diluted net loss per class A ordinary share from continuing operations	(43.35)	(114.205)	(21.645)
Diluted net loss per class A ordinary share from discontinued operations	-	0.658	(4.216)
Diluted net loss per class A ordinary share	(43.35)	(113.547)	(25.861)